Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in valuation allowance	$ 7,800	$ 2,700
Unrecognized tax benefits that would impact effective tax rate	0
Unrecognized tax benefits, Income tax penalties and Interest accrued	$ 0	$ 0
Effective Federal Statutory Income Tax Rate	21.00%	21.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 43,100
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	40,300
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	700
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,000